NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Line of Credit (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2025
Loss Contingencies [Line Items]
Interest expense on convertible notes	$ 1,896,714	$ 7,276,092
Line of Credit		0
Line of Credit
Loss Contingencies [Line Items]
Aggregate principal amount		$ 10,000,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrMember
Credit carries an interest rate		1.50%
Debt instrument, Interest rate, Unused portion (as precent)		0.50%
Interest expense on convertible notes		$ 50,833